Segmental reporting - Income by geographic region (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Total income	£ 21,136	[1]	£ 21,076	£ 21,451
Continuing operations [member]
Disclosure of operating segments [line items]
Total income	21,136		21,076	21,451
United Kingdom [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Total income	11,050		11,190	11,096
United Kingdom [member] | Income from individual countries which represent more than 5% of total income [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Total income	11,050		11,190	11,096
Europe [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Total income	1,649		1,663	2,087
Americas [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Total income	7,615		7,443	7,278
Africa and middle east [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Total income	253		251	419
Asia [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Total income	569		529	571
United States [member] | Income from individual countries which represent more than 5% of total income [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Total income	£ 7,291		£ 6,871	£ 6,876

[1]	£351m of certain legacy capital instrument funding costs are now charged to Head O ffice, the impact of which would have been materially the same if the charges had been included in full year 2017.